Dividends-Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended						12 Months Ended
	Dec. 31, 2024	Feb. 29, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2025	[1]	Dec. 31, 2024	[1]	Dec. 31, 2023	[1]	Feb. 22, 2024
Dividends Payable [Line Items]
Dividends paid to preferred shareholders		$ 8.0	$ 10.0	$ 10.0	$ 10.0	$ 13.0	$ 0.0		$ 8.0		$ 43.0
Series B Preferred Stock
Dividends Payable [Line Items]
Stock redeemed during period (in shares)	500,000
Preferred stock, redemption price (in dollars per share)													$ 1,000
Preferred stock, redemption amount													$ 508.0

[1]	See Note 14 – Dividends for further discussion.